Calvert
Moderate Allocation Fund
December 31, 2021
Schedule of Investments (Unaudited)

Mutual Funds — 90.5%(1)

Security	Shares	Value
Equity Funds — 60.8%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	222,210	$ 8,041,781
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	628,974	19,410,124
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,011,373	43,215,988
Calvert US Large-Cap Growth Responsible Index Fund, Class I	374,300	20,444,282
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,903,192	60,616,665
Calvert US Mid-Cap Core Responsible Index Fund, Class I	308,082	12,597,474
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	199,348	19,488,275
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,407,311	17,084,754
Calvert Emerging Markets Equity Fund, Class R6	729,497	14,874,445
Calvert International Equity Fund, Class R6	1,175,244	30,897,163
Calvert International Opportunities Fund, Class R6	1,196,198	25,191,919
Calvert Mid-Cap Fund, Class I	95,978	4,604,084
		$276,466,954
Income Funds — 29.7%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	1,119,609	$17,141,209
Calvert Floating-Rate Advantage Fund, Class R6	2,299,948	21,757,508
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,134,582	35,434,057
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	296,744	8,006,154
Calvert Short Duration Income Fund, Class R6	770,240	12,570,317
Calvert Ultra-Short Duration Income Fund, Class R6	4,036,940	39,965,706
		$134,874,951
Total Mutual Funds (identified cost $322,779,746)		$411,341,905

U.S. Treasury Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/45(2)(3)	$5,396	$ 6,956,612
Total U.S. Treasury Obligations (identified cost $5,351,521)		$ 6,956,612

Short-Term Investments — 8.1%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(4)	36,685,127	$ 36,685,127
Total Short-Term Investments (identified cost $36,685,762)		$ 36,685,127
Total Investments — 100.1% (identified cost $364,817,029)		$454,983,644

Other Assets, Less Liabilities — (0.1)%	$ (301,643)
Net Assets — 100.0%	$454,682,001

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

Calvert
Moderate Allocation Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	44	Long	3/31/22	$9,599,563	$(6,943)
U.S. 5-Year Treasury Note	129	Long	3/31/22	15,605,977	71,339
U.S. 10-Year Treasury Note	54	Long	3/22/22	7,045,312	667
U.S. Long Treasury Bond	51	Long	3/22/22	8,182,312	106,288
U.S. Ultra 10-Year Treasury Note	7	Long	3/22/22	1,025,063	16,066
U.S. Ultra-Long Treasury Bond	(1)	Short	3/22/22	(197,125)	(3,564)
					$183,853
During the fiscal year to date ended December 31, 2021, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At December 31, 2021, the value of the Fund's investment in affiliated funds was $448,027,032, which represents 98.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Bond Fund, Class R6	$34,196,342	$1,906,972	$ —	$ —	$ (669,257)	$ 35,434,057	$ 179,704	$ 406,228	2,134,582
Cash Reserves Fund, LLC	38,142,702	8,641,065	(10,094,840)	(1,090)	(2,710)	36,685,127	5,660	—	36,685,127
Emerging Markets Advancement Fund, Class I	17,288,189	1,052,254	(881,356)	(27,150)	(347,183)	17,084,754	96,792	635,817	1,407,311
Emerging Markets Equity Fund, Class R6	14,848,764	990,097	(440,679)	(26,564)	(497,173)	14,874,445	122,487	—	729,497
Equity Fund, Class R6	15,155,815	4,089,332	(1,141,592)	52,680	1,332,040	19,488,275	34,126	617,918	199,348
Flexible Bond Fund, Class R6	16,709,396	872,646	(144,013)	(188)	(296,632)	17,141,209	101,056	179,235	1,119,609
Floating-Rate Advantage Fund, Class R6	21,346,966	895,291	(396,610)	(835)	(87,304)	21,757,508	209,779	—	2,299,948
High Yield Bond Fund, Class R6	7,814,448	264,117	(44,068)	(340)	(28,003)	8,006,154	81,499	—	296,744
International Equity Fund, Class R6	29,157,548	2,580,638	(319,646)	(14,027)	(507,350)	30,897,163	347,803	1,527,750	1,175,244
International Opportunities Fund, Class R6	27,074,370	1,808,369	(2,689,732)	563,374	(1,564,462)	25,191,919	371,681	1,436,687	1,196,198

Calvert
Moderate Allocation Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
International Responsible Index Fund, Class R6	$ 18,280,878	$ 920,295	$ (228,318)	$ 253	$ 437,016	$ 19,410,124	$ 391,481	$ —	628,974
Mid-Cap Fund, Class I	4,298,748	547,039	(45,664)	(3,724)	(192,315)	4,604,084	6,810	452,094	95,978
Short Duration Income Fund, Class R6	12,214,865	634,161	(88,136)	(373)	(190,200)	12,570,317	53,778	78,412	770,240
Small-Cap Fund, Class R6	7,649,737	530,359	(181,059)	(182)	42,926	8,041,781	12,935	517,423	222,210
Ultra-Short Duration Income Fund, Class R6	38,808,462	1,494,214	(220,339)	(328)	(116,303)	39,965,706	78,481	—	4,036,940
US Large-Cap Core Responsible Index Fund, Class R6	41,055,860	921,385	(2,328,847)	694,884	2,872,706	43,215,988	373,309	107,398	1,011,373
US Large-Cap Growth Responsible Index Fund, Class I	19,385,399	704,244	(1,415,574)	476,044	1,294,169	20,444,282	84,429	311,341	374,300
US Large-Cap Value Responsible Index Fund, Class I	57,646,663	2,474,834	(1,321,055)	39,507	1,776,716	60,616,665	831,956	1,642,877	1,903,192
US Mid-Cap Core Responsible Index Fund, Class I	11,927,622	389,168	(182,655)	4,539	458,800	12,597,474	61,887	283,214	308,082
Totals				$1,756,480	$3,715,481	$448,027,032	$3,445,653	$8,196,394
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$411,341,905	$ —	$ —	$411,341,905
U.S. Treasury Obligations	—	6,956,612	—	6,956,612
Short-Term Investments	—	36,685,127	—	36,685,127
Total Investments	$411,341,905	$43,641,739	$ —	$454,983,644

Calvert
Moderate Allocation Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$194,360	$ —	$ —	$194,360
Total	$411,536,265	$43,641,739	$ —	$455,178,004
Liability Description
Futures Contracts	$(10,507)	$ —	$ —	$(10,507)
Total	$(10,507)	$ —	$ —	$(10,507)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
4